Derivative Financial Instruments and Hedge Accounting - Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	£ 48	£ 59
Gross derivative liabilities	(43)	(65)
Net derivative assets/ liabilities	5	(6)
Asset position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross Derivative assets	26	30
Gross derivative liabilities	(14)	(17)
Net derivative assets/ liabilities	12	13
Counterparties in a liability position [member]
Disclosure of derivative financial asset and liabilities offsetting arrangements [line items]
Gross derivative assets	22	29
Gross derivative liabilities	(29)	(48)
Net derivative assets/ liabilities	£ (7)	£ (19)